FINANCING AND FINANCIAL INSTRUMENTS - Schedule of Cash and Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Entity Information [Line Items]
Cash at bank	$ 1,701	$ 1,601
Term deposits	297	329
Money market funds	576	571
Total	2,574	2,501	$ 4,002	$ 3,893
Restricted cash	212	114
Cash deposit in connection with the mandatory convertible bonds	75	$ 75
ArcelorMittal South Africa Ltd. (AMSA)
Entity Information [Line Items]
Cash deposit in connection with various environmental obligations and true sales of receivable programs	$ 112